Taxes (Deferred Taxes) (Details 7) (USD $) In Millions, unless otherwise specified	Dec. 31, 2014	Dec. 31, 2013
Deferred Tax Assets
Retirement benefits	$ 4,795	$ 3,704	[1]
Share-based and other compensation	1,328	1,262	[1]
Domestic tax loss/credit carryforwards	858	982	[1]
Deferred income	957	964	[1]
Foreign tax loss/credit carryforwards	686	651	[1]
Bad debt, inventory and warranty reserves	529	592	[1]
Depreciation	329	382	[1]
Accruals	1,176	322	[1]
Other	1,306	1,452	[1]
Gross deferred tax assets	11,964	10,311	[1]
Less: valuation allowance	646	734	[1]
Net deferred tax assets	11,318	9,577	[1]
Deferred Tax Liabilities
Depreciation	487	1,346
Retirement benefits	205	1,219
Goodwill and intangible assets	1,263	1,173
Leases	912	1,119
Software development costs	421	558
Deferred transition costs	374	424
Other	1,111	841
Gross deferred tax liabilities	$ 4,773	$ 6,680

[1]	Reclassified to conform with 2014 presentation.